Dear Policyowner:

U.S. stocks fell in the first quarter due to continued earnings warnings and concerns about the economy slowing. The Fed's cuts in interest rates helped the market rebound in the second quarter, but left many sectors of the U.S. market below where they started the year. The Fed's action did help bonds, with the declining interest rates driving up bond prices. International markets behaved in much the same way as U.S. markets, dropping in the first quarter. However, the second quarter rebound was much weaker. The first half of 2001 presents the typical investor some of the same challenges we saw last year. At times like these, we may recall the returns of just a few years ago and compare them to more recent experience. As we do this, it's a good time to remind ourselves that investing involves short-term risks that must be weathered to "earn" the potentially favorable long-term returns.

The table below shows the percent change in unit price for each of the subaccounts of the CUNA Mutual Life Variable Account. If you own MEMBERS(R) Variable Universal Life, you should refer to the columns labeled Type I Units in the first section of this booklet. If you own MEMBERS(R) Variable Universal Life II, you should look at the columns labeled Type II Units.


               Percent Change in Unit Value from December 31, 2000
                             through June 30, 2001
----------------------------------------------------------------------------------------------------------------
 Subaccount                       Type I       Type II     Subaccount                    Type I      Type II
                                    Units       Units                                     Units       Units
----------------------------------------------------------------------------------------------------------------
 Money Market                        2.0%        2.0%      International Stock           -16.4%       -16.4%
----------------------------------------------------------------------------------------------------------------
 Bond                                3.3%        3.3%      Global Governments              0.0%        -0.1%
----------------------------------------------------------------------------------------------------------------
 Balanced                           -4.1%       -4.0%      Emerging Growth               -23.5%       -23.5%
----------------------------------------------------------------------------------------------------------------
 Growth and Income Stock            -9.4%       -9.3%      High Income                     n/a          1.6%
----------------------------------------------------------------------------------------------------------------
 Capital Appreciation Stock         -2.6%       -2.6%      Developing Markets              n/a         -1.7%
----------------------------------------------------------------------------------------------------------------
 Mid-Cap Stock                       n/a         7.3%
----------------------------------------------------------------------------------------------------------------

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the variable account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the semiannual report for a component of MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II. The first section contains the following reports for the CUNA Mutual Life Variable Account:

     Statements of Assets and Liabilities.......... page  2
     Statements of Operations...................... page  4
     Statements of Changes in Net Assets........... page  7
     Notes to Financial Statements................. page 10

The remaining sections of this booklet contain the semiannual reports for the mutual funds:

(1) the Ultra Series Fund which includes the Mid-Cap Stock Fund (available in MEMBERS VUL II only), Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund;

(2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;

(3) the MFS(R) Global Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM,

(4) the Oppenheimer High Income/VA Fund of the Oppenheimer Variable Account Funds (VUL II only); and

(5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund (VUL II only).

MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II provide you with both life insurance protection and the opportunity to grow your assets to help you meet your long term asset accumulation goals. Thank you for giving us the opportunity to serve you.

Sincerely,



/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                  June 30, 2001
                                   (Unaudited)

                                                                                                                       Capital
                                             Money                                                 Growth and       Appreciation
                                            Market             Bond             Balanced          Income Stock          Stock
Assets:                                   Subaccount        Subaccount         Subaccount          Subaccount        Subaccount
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   8,267,899 shares at net asset value of
   $1.00 per share (cost $8,267,899)       $8,267,899       $        --       $        --        $         --       $         --

Bond Fund,
   459,701 shares at net asset value
   of $10.37 per share (cost $4,772,300)        --         4,767,257                --                  --                 --

Balanced Fund,
   4,008,530 shares at net asset value
   of $19.04 per share (cost $63,213,752)       --                --        76,341,604                  --                 --

Growth and Income Stock Fund,
   3,233,592 shares at net asset value
   of $29.80 per share (cost $73,595,663)       --                --                --          96,368,821

Capital Appreciation Stock Fund,
   2,099,877 shares at net asset value of
   $24.06 per share (cost $39,061,673)             --                --                --                  --         50,532,717
                                           ----------        ----------       -----------         -----------        -----------
     Total assets                           8,267,899         4,767,257        76,341,604          96,368,821         50,532,717
                                           ----------        ----------       -----------         -----------        -----------

Liabilities:
Accrued adverse mortality and
   expense charges                              6,029             3,411            55,111              70,365             35,791
                                           ----------        ----------       -----------         -----------        -----------
     Total liabilities                          6,029             3,411            55,111              70,365             35,791
                                           ----------        ----------       -----------         -----------        -----------
     Net assets                            $8,261,870        $4,763,846       $76,286,493         $96,298,456        $50,496,926
                                           ==========        ==========       ===========         ===========        ===========

Policyowners Equity:
    Net Assets: Type 1                     $4,236,591        $4,359,536       $73,052,305         $91,364,878        $46,668,380
    Outstanding units: Type 1 (note 5)        197,946           141,853         1,499,047           1,230,116          1,465,810
    Net asset value per unit: Type 1           $21.41            $30.73            $48.73              $74.27             $31.84
                                           ==========        ==========       ===========         ===========        ===========

    Net Assets: Type 2                     $4,025,279          $404,310        $3,234,188          $4,933,578         $3,828,546
    Outstanding units: Type 2 (note 5)        375,843            36,523           324,392             540,370            366,368
    Net asset value per unit: Type 2           $10.71            $11.07             $9.97               $9.13             $10.45
                                           ==========        ==========       ===========         ===========        ===========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Assets and Liabilities, continued
                                  June 30, 2001
                                   (Unaudited)

                                         Mid-Cap       International      Global          Emerging         High          Developing
                                          Stock            Stock        Governments        Growth         Income           Markets
Assets:                                Subaccount       Subaccount      Subaccount       Subaccount     Subaccount       Subaccount
                                       ----------       ----------      ----------       ----------     ----------       ----------
Investments in Ultra Series Fund:
   (note 2)

Mid-Cap Stock Fund,
   94,535 shares at net asset value of
   $13.97 per share (cost $1,237,573)  $1,320,593     $        --      $        --     $        --      $       --      $       --

Investments in T. Rowe Price
International Series, Inc.:
   International Stock Portfolio,
   616,803 shares at net asset value of
   $12.65 per share (cost $8,940,999)          --       7,802,555               --              --              --              --

Investments in MFS(R) Variable Insurance TrustSM:
   Global Governments Series,
   65,003 shares at net asset value of
   $9.67 per share (cost $659,996)             --              --          628,575              --              --              --

Investments in MFS(R) Variable Insurance TrustSM:
   Emerging Growth Series,
   613,940 shares at net asset value of
   $20.77 per share (cost $14,675,649)         --              --               --      12,751,540              --              --

Investments in Oppenheimer
Variable Account Funds:
   High Income Fund/VA,
   35,517 shares at net asset value of
   $8.54 per share (cost $325,975)             --              --               --              --         303,315              --

Investments in Franklin Templeton
Variable Insurance Products Trust:
   Developing Markets Securities,
   19,612 shares at net asset value of
   $5.11 per share (cost $110,231)             --              --               --              --              --         100,218
                                       ----------      ----------       ----------      ----------       ---------       ---------
     Total assets                       1,320,593       7,802,555          628,575      12,751,540         303,315         100,218
                                       ----------      ----------       ----------      ----------       ---------       ---------

Liabilities:
Accrued adverse mortality and
   expense charges                            923           5,683              452           9,101             218              71
                                       ----------      ----------       ----------      ----------       ---------       ---------
     Total liabilities                        923           5,683              452           9,101             218              71
                                       ----------      ----------       ----------      ----------       ---------       ---------
     Net assets                        $1,319,670      $7,796,872         $628,123     $12,742,439        $303,097        $100,147
                                       ==========      ==========       ==========      ==========       =========       =========

Policyowners Equity:
    Net Assets: Type 1                         --      $7,229,431         $614,463     $11,329,712              --              --
    Outstanding units: Type 1 (note 5)         --         567,852           49,733         653,594              --              --
    Net asset value per unit: Type 1           --          $12.73           $12.36          $17.34              --              --
                                       ==========      ==========       ==========      ==========       =========       =========

    Net Assets: Type 2                 $1,319,670        $567,441          $13,660      $1,412,727        $303,097        $100,147
    Outstanding units: Type 2 (note 5)     96,427          73,598            1,316         186,130          31,220          14.373
    Net asset value per unit: Type 2       $13.69           $7.71           $10.38           $7.59           $9.71           $6.97
                                       ==========      ==========       ==========      ==========       =========       =========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
  For six months ended June 30, 2001 and years ended December 31, 2000 and 1999
                                   (Unaudited)

                                                   MONEY MARKET SUBACCOUNT                              BOND SUBACCOUNT

Investment income (loss):                 2001            2000             1999           2001          2000              1999
                                          ----            ----             ----           ----          ----              ----
  Dividend income                      $194,179        $304,451          $156,541       $73,062       $267,073         $223,032
  Adverse mortality and expense charges
   (note 3)                             (36,877)        (45,966)          (29,935)      (20,339)       (34,525)         (34,792)
                                      ---------       ---------         ---------     ---------      ---------         --------
Net investment income (loss)            157,302         258,485           126,606        52,723        232,548          188,240
                                      ---------       ---------         ---------     ---------      ---------         --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received       --              --                --            --             --               57
   Proceeds from sale of securities   2,832,237       9,041,724         4,009,628       117,939        748,321          585,790
   Cost of securities sold           (2,832,237)     (9,041,724)       (4,009,628)     (117,503)      (767,487)        (583,986)
                                      ---------       ---------         ---------     ---------      ---------         --------
Net realized gain (loss) on security
  transactions                               --              --                --           436        (19,166)           1,861
  Net change in unrealized appreciation
   or depreciation on investments            --              --                --        87,120         58,875         (197,060)
                                      ---------       ---------         ---------     ---------      ---------         --------
Net gain (loss) on investments               --              --                --        87,556         39,709         (195,199)
                                      ---------       ---------         ---------     ---------      ---------         --------
Net increase (decrease) in net assets
  resulting from operations            $157,302        $258,485          $126,606      $140,279       $272,257          ($6,959)
                                      =========       =========         =========     =========      =========         ========



                                                   BALANCED SUBACCOUNT                      GROWTH AND INCOME STOCK SUBACCOUNT

Investment income (loss):                   2001            2000             1999           2001           2000              1999
                                            ----            ----             ----           ----           ----              ----
  Dividend income                        $594,297      $2,539,793        $1,995,000      $235,757      $1,033,586         $916,870
  Adverse mortality and expense charges
   (note 3)                              (348,092)       (709,346)         (675,563)     (447,129)       (944,513)        (870,409)
                                       ----------       ---------         ---------    ----------       ---------       ----------
Net investment income (loss)              246,205       1,830,447         1,319,437      (211,372)         89,073           46,461
                                       ----------       ---------         ---------    ----------       ---------       ----------
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) on security
  transactions:
  Capital gain distributions received   1,996,147         422,244         1,743,848     1,697,446         377,334        6,072,033
  Proceeds from sale of securities      2,357,075       8,177,082         6,404,678     2,887,096       6,777,413        4,764,654
  Cost of securities sold              (1,884,982)     (6,052,432)       (4,654,847)   (2,178,034)     (4,340,887)      (2,809,713)
                                       ----------       ---------         ---------    ----------       ---------       ----------
Net realized gain (loss) on security
  transactions                          2,468,240       2,546,894         3,493,679     2,406,508       2,813,860        8,026,974
  Net change in unrealized appreciation
   or depreciation on investments      (5,940,120)     (2,132,200)        4,544,788   (12,080,527)     (3,022,365)       6,432,344
                                       ----------       ---------         ---------    ----------       ---------       ----------
Net gain (loss) on investments         (3,471,880)        414,694         8,038,467    (9,674,019)       (208,505)      14,459,318
                                       ----------       ---------         ---------    ----------       ---------       ----------
Net increase (decrease) in net assets
  resulting from operations           ($3,225,675)     $2,245,141        $9,357,904   ($9,885,391)      ($119,432)     $14,505,779
                                       ==========       =========         =========    ==========       =========       ==========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
  For six months ended June 30, 2001 and years ended December 31, 2000 and 1999
                                   (Unaudited)

                                         CAPITAL APPRECIATION STOCK SUBACCOUNT              MID-CAP STOCK SUBACCOUNT

Investment income (loss):                2001             2000            1999          2001            2000             1999
                                         ----             ----            ----          ----            ----             ----
Dividend income                        $17,677          $38,004          $33,412         $782             $885              $1
 Adverse mortality and expense charges
(note 3)                              (220,696)        (422,423)        (328,898)      (4,615)          (2,249)             (1)
                                      --------        ---------        ---------     --------          -------          ------
Net investment income (loss)          (203,019)        (384,419)        (295,486)      (3,833)          (1,364)             --
                                      --------        ---------        ---------     --------          -------          ------
Realized and unrealized gain (loss)
on investments: Realized gain (loss) on
security transactions:
Capital gain distributions received  3,124,972          493,012        3,266,215       55,704               77              78
Proceeds from sale of securities     1,573,596        2,711,862        2,779,984       24,157          102,647              14
Cost of securities sold             (1,166,946)      (1,774,342)      (1,731,081)     (23,248)         (98,501)            (14)
                                     ---------        ---------        ---------     --------         --------         -------
Net realized gain (loss) on security
transactions                         3,531,622        1,430,532        4,315,118       56,613            4,223              78
Net change in unrealized appreciation
or depreciation on investments      (4,636,886)         428,664        4,111,612       24,013           58,894             113
                                    ----------       ----------       ----------     --------         --------         -------
Net gain (loss) on investments      (1,105,264)       1,859,196        8,426,730       80,626           63,117             191
                                    ----------       ----------       ----------     --------         --------         -------
Net increase (decrease) in net assets
resulting from operations          ($1,308,283)      $1,474,777       $8,131,244      $76,793          $61,753            $191
                                    ==========       ==========       ==========     ========         ========         =======



                                            INTERNATIONAL STOCK SUBACCOUNT                   GLOBAL GOVERNMENTS SUBACCOUNT

Investment income (loss):                 2001             2000            1999*         2001            2000             1999
                                          ----             ----            -----         ----            ----             ----
  Dividend income                    $       --          $58,791          $30,258      $24,033          $29,675         $35,810
  Adverse mortality and expense
charges (note 3)                        (38,087)         (84,273)         (58,716)      (2,853)          (5,498)         (6,651)
                                     ----------       ----------       ----------    ---------        ---------        --------
Net investment income (loss)            (38,087)         (25,482)         (28,458)      21,180           24,177          29,159
                                     ----------       ----------       ----------    ---------        ---------        --------
Realized and unrealized gain (loss)
on investments: Realized gain (loss) on
security transactions:
Capital gain distributions received          --          282,195           95,097           --               --              --
Proceeds from sale of securities        352,478          495,284          648,203       20,681           72,159         289,685
Cost of securities sold                (375,762)        (337,597)        (619,493)     (21,089)         (75,045)       (289,946)
                                     ----------       ----------       ----------    ---------        ---------        --------
Net realized gain (loss) on security
transactions                            (23,284)         439,882          123,807         (408)          (2,886)           (261)
Net change in unrealized appreciation
or depreciation on investments       (1,467,237)      (2,340,401)       1,926,801      (21,106)           3,290         (57,288)
                                     ----------       ----------       ----------    ---------        ---------        --------
Net gain (loss) on investments       (1,490,521)      (1,900,519)       2,050,608      (21,514)             404         (57,549)
                                     ----------       ----------       ----------    ---------        ---------        --------
Net increase (decrease) in net assets
resulting from operations           ($1,528,608)     ($1,926,001)      $2,022,150        ($334)         $24,581        ($28,390)
                                     ==========       ==========       ==========    =========        =========        ========

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
  For six months ended June 30, 2001 and years ended December 31, 2000 and 1999
                                   (Unaudited)

                                              EMERGING GROWTH SUBACCOUNT                        HIGH INCOME SUBACCOUNT

Investment income (loss):                  2001             2000             1999          2001          2000            1999
                                           ----             ----             ----          ----          ----            ----
Dividend income                       $       --       $       --        $       --      $18,313           $236      $      --
 Adverse mortality and expense charges
(note 3)                                 (59,773)        (156,570)          (81,732)        (967)          (313)            --
                                      ----------       ----------        ----------    ---------       --------        -------
Net investment income (loss)             (59,773)        (156,570)          (81,732)      17,346            (77)            --
                                      ----------       ----------        ----------    ---------       --------        -------
Realized and unrealized gain (loss)
on investments: Realized gain (loss) on
security transactions:
Capital gain distributions received      796,024          921,643                --           --             --             --
Proceeds from sale of securities         676,591        1,699,368           841,070        2,568         47,952             --
Cost of securities sold                 (725,261)      (1,096,592)         (590,062)      (2,562)       (50,050)            --
                                      ----------       ----------        ----------    ---------       --------        -------
Net realized gain (loss) on security
transactions                             747,354        1,524,419           251,008            6         (2,098)            --
Net change in unrealized appreciation
or depreciation on investments        (4,532,270)      (5,430,518)        6,126,859      (22,020)          (644)             3
                                      ----------       ----------        ----------    ---------       --------       --------
Net gain (loss) on investments        (3,784,916)      (3,906,099)        6,377,867      (22,014)        (2,742)             3
                                      ----------       ----------        ----------    ---------       --------       --------
Net increase (decrease) in net assets
resulting from operations            ($3,844,689)     ($4,062,669)       $6,296,135      ($4,668)       ($2,819)            $3
                                      ==========       ==========        ==========    =========       ========       ========


                                             DEVELOPING MARKETS SUBACCOUNT

Investment income (loss):              2001              2000             1999*
                                       ----              ----             -----
  Dividend income                       $793               $59         $      --
  Adverse mortality and expense
charges (note 3)                        (413)             (369)               --
                                     -------          --------           -------
Net investment income (loss)             380              (310)               --
                                     -------          --------           -------
Realized and unrealized gain (loss) on investments: Realized gain (loss) on security transactions:
Capital gain distributions received       --                --                --
Proceeds from sale of securities       7,063            42,680                --
Cost of securities sold               (7,878)          (51,281)               --
                                     -------          --------           -------
Net realized gain (loss) on security
transactions                            (815)           (8,601)               --
Net change in unrealized appreciation
or depreciation on investments        (1,396)           (8,672)               55
                                     -------          --------           -------
Net gain (loss) on investments        (2,211)          (17,273)               55
                                     -------          --------           -------
Net increase (decrease) in net assets
resulting from operations            ($1,831)         ($17,583)              $55
                                     =======          ========           =======

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
  For six months ended June 30, 2001 and years ended December 31, 2000 and 1999
                                   (Unaudited)

                                                MONEY MARKET SUBACCOUNT                              BOND SUBACCOUNT

Operations:                                2001            2000           1999           2001             2000              1999
                                           ----            ----           ----           ----             ----              ----
  Net investment income (loss)          $157,302        $258,485        $126,606       $52,723          $232,548         $188,240
  Net realized gain (loss) on
   security transactions                      --              --              --           436           (19,166)           1,861
  Net change in unrealized appreciation
   or depreciation on investments             --              --              --        87,120            58,875         (197,060)
                                      ----------      ----------      ----------    ----------        ----------       ----------
   Change in net assets from
    operations                           157,302         258,485         126,606       140,279           272,257           (6,959)
                                      ----------      ----------      ----------    ----------        ----------       ----------
Capital unit transactions (note 5):
Proceeds from sale of units            3,869,553      13,577,729       5,200,600       695,133           984,884        1,186,455
  Cost of units repurchased           (3,084,744)    (10,928,652)     (4,530,276)     (245,792)         (960,704)        (918,722)
                                      ----------      ----------      ----------    ----------        ----------       ----------
   Change in net assets from capital
    unit transactions                    784,809       2,649,077         670,324       449,341            24,180          267,733
                                      ----------      ----------      ----------    ----------        ----------       ----------
Increase (decrease) in net assets        942,111       2,907,562         796,930       589,620           296,437          260,774
Net assets:
  Beginning of period                  7,319,759       4,412,197       3,615,267     4,174,226         3,877,789        3,617,015
                                      ----------      ----------      ----------    ----------        ----------       ----------
  End of period                       $8,261,870      $7,319,759      $4,412,197    $4,763,846        $4,174,226       $3,877,789
                                      ==========      ==========      ==========    ==========        ==========       ==========


                                                  BALANCED SUBACCOUNT                      GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                                2001            2000           1999           2001             2000              1999
                                           ----            ----           ----           ----             ----              ----

  Net investment income (loss)          $246,205      $1,830,447      $1,319,437     ($211,372)          $89,073          $46,461
  Net realized gain (loss) on
   security transactions               2,468,240       2,546,894       3,493,679     2,406,508         2,813,860        8,026,974
  Net change in unrealized appreciation
   or depreciation on investments     (5,940,120)     (2,132,200)      4,544,788   (12,080,527)       (3,022,365)       6,432,344
                                      ----------      ----------      ----------    ----------       -----------      -----------
   Change in net assets from
    operations                        (3,225,675)      2,245,141       9,357,904    (9,885,391)         (119,432)      14,505,779
                                      ----------      ----------      ----------    ----------       -----------      -----------

Capital unit transactions (note 5):
  Proceeds from sale of units          5,265,176      12,269,234      14,839,213     8,502,940        17,856,770       17,312,510
  Cost of units repurchased           (5,004,549)    (14,010,392)    (14,209,808)   (7,218,100)      (15,159,431)     (14,188,868)
                                      ----------      ----------      ----------    ----------       -----------      -----------
   Change in net assets from capital
    unit transactions                    260,627      (1,741,158)        629,405     1,284,840         2,697,339        3,123,642
                                      ----------      ----------      ----------    ----------       -----------      -----------
Increase (decrease) in net assets     (2,965,048)        503,983       9,987,309    (8,600,551)        2,577,907       17,629,421
Net assets:
  Beginning of period                 79,251,541      78,747,558      68,760,249   104,899,007       102,321,100       84,691,679
                                      ----------      ----------      ----------    ----------       -----------      -----------
  End of period                      $76,286,493     $79,251,541     $78,747,558   $96,298,456      $104,899,007     $102,321,100
                                      ==========      ==========      ==========    ==========       ===========      ===========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
 For six months ended June 30, 2001 and years ended December 31, 2000 and 1999
                                   (Unaudited)

                                            CAPITAL APPRECIATION SUBACCOUNT                      MID-CAP STOCK SUBACCOUNT

Operations:                                  2001            2000           1999            2001           2000            1999
                                             ----            ----           ----            ----           ----            ----
  Net investment income (loss)           ($203,019)      ($384,419)      ($295,486)       ($3,833)        ($1,364)      $     --
  Net realized gain (loss) on
   security transactions                 3,531,622       1,430,532       4,315,118         56,613           4,223             78
  Net change in unrealized appreciation
   or depreciation on investments       (4,636,886)        428,664       4,111,612         24,013          58,894            113
                                       -----------     -----------     -----------     ----------      ----------       --------
   Change in net assets from
    operations                          (1,308,283)      1,474,777       8,131,244         76,793          61,753            191
                                       -----------     -----------     -----------     ----------      ----------       --------
Capital unit transactions (note 5):
  Proceeds from sale of units            5,721,206      13,180,893       7,912,873        670,620         704,374          4,450
  Cost of units repurchased             (3,601,085)     (7,182,551)     (6,897,886)      (145,724)        (52,707)           (80)
                                       -----------     -----------     -----------     ----------      ----------       --------
   Change in net assets from capital
    unit transactions                    2,120,121       5,998,342       1,014,987        524,896         651,667          4,370
                                       -----------     -----------     -----------     ----------      ----------       --------
Increase (decrease) in net assets          811,838       7,473,119       9,146,231        601,689         713,420          4,561
Net assets:
  Beginning of period                   49,685,088      42,211,969      33,065,738        717,981           4,561             --
                                       -----------     -----------     -----------     ----------      ----------       --------
  End of period                        $50,496,926     $49,685,088     $42,211,969     $1,319,670        $717,981         $4,561
                                       ===========     ===========     ===========     ==========      ==========       ========


                                            INTERNATIONAL STOCK SUBACCOUNT                     GLOBAL GOVERNMENTS SUBACCOUNT

Operations:                                  2001            2000           1999*           2001           2000            1999
                                             ----            ----           -----           ----           ----            ----
  Net investment income (loss)            ($38,087)       ($25,482)       ($28,458)       $21,180         $24,177        $29,159
  Net realized gain (loss) on
   security transactions                   (23,284)        439,882         123,807           (408)         (2,886)          (261)
  Net change in unrealized appreciation
   or depreciation on investments       (1,467,237)     (2,340,401)      1,926,801        (21,106)          3,290        (57,288)
                                        ----------      ----------      ----------      ---------       ---------      ---------
   Change in net assets from
    operations                          (1,528,608)     (1,926,001)      2,022,150           (334)         24,581        (28,390)
                                        ----------      ----------      ----------      ---------       ---------      ---------
Capital unit transactions (note 5):
  Proceeds from sale of units              875,964       4,215,595       1,876,821         28,465          83,247        222,897
  Cost of units repurchased               (760,775)     (1,439,807)     (1,361,528)       (29,580)        (97,296)      (312,920)
                                        ----------      ----------      ----------      ---------       ---------      ---------
   Change in net assets from capital
    unit transactions                      115,189       2,775,788         515,293         (1,115)        (14,049)       (90,023)
                                        ----------      ----------      ----------      ---------       ---------      ---------
Increase (decrease) in net assets       (1,413,419)        849,787       2,537,443         (1,449)         10,532       (118,413)
Net assets:
  Beginning of period                    9,210,291       8,360,504       5,823,061        629,572         619,040        737,453
                                        ----------      ----------      ----------      ---------       ---------      ---------
  End of period                         $7,796,872      $9,210,291      $8,360,504       $628,123        $629,572       $619,040
                                        ==========      ==========      ==========      =========       =========      =========

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Changes in Net Assets,
                continued For six months ended June 30, 2001 and
                     years ended December 31, 2000 and 1999
                                   (Unaudited)

                                                  EMERGING GROWTH SUBACCOUNT                          HIGH INCOME SUBACCOUNT

Operations:                                2001            2000           1999            2001           2000            1999
                                           ----            ----           ----            ----           ----            ----
  Net investment income (loss)          ($59,773)      ($156,570)       ($81,732)       $17,346            ($77)      $     --
  Net realized gain (loss) on
   security transactions                 747,354       1,524,419         251,008              6          (2,098)            --
  Net change in unrealized appreciation
   or depreciation on investments     (4,532,270)     (5,430,518)      6,126,859        (22,020)           (644)             3
                                      ----------      ----------      ----------     ----------      ----------       --------
   Change in net assets from
    operations                        (3,844,689)     (4,062,669)      6,296,135         (4,668)         (2,819)             3
                                      ----------      ----------      ----------     ----------      ----------       --------
Capital unit transactions (note 5):
  Proceeds from sale of units          1,854,622       8,397,598       3,957,172        217,552         110,501          1,075
  Cost of units repurchased           (1,401,736)     (3,466,245)     (2,023,998)       (12,109)         (6,436)            (2)
                                      ----------      ----------      ----------     ----------      ----------       --------
   Change in net assets from capital
    unit transactions                    452,886       4,931,353       1,933,174        205,443         104,065          1,073
                                      ----------      ----------      ----------     ----------      ----------       --------
Increase (decrease) in net assets     (3,391,803)        868,684       8,229,309        200,775         101,246          1,076
Net assets:
  Beginning of period                 16,134,242      15,265,558       7,036,249        102,322           1,076             --
                                      ----------       ---------      ----------     ----------      ----------       --------
  End of period                      $12,742,439     $16,134,242     $15,265,558       $303,097        $102,322         $1,076
                                      ==========      ==========      ==========     ==========      ==========       ========



                                             DEVELOPING MARKETS SUBACCOUNT

Operations:                            2001            2000           1999*
                                       ----            ----           -----
  Net investment income (loss)          $380           ($310)       $     --
  Net realized gain (loss) on
   security transactions                (815)         (8,601)             --
  Net change in unrealized appreciation
   or depreciation on investments     (1,396)         (8,672)             55
                                   ---------        --------         -------
   Change in net assets from
    operations                        (1,831)        (17,583)             55
                                   ---------        --------         -------
Capital unit transactions (note 5):
  Proceeds from sale of units         36,327         112,278           1,189
  Cost of units repurchased          (14,756)        (15,526)             (6)
                                   ---------        --------         -------
   Change in net assets from capital
    unit transactions                 21,571          96,752           1,183
                                   ---------        --------         -------
Increase (decrease) in net assets     19,740          79,169           1,238
Net assets:
  Beginning of period                 80,407           1,238              --
                                   ---------        --------         -------
  End of period                     $100,147         $80,407          $1,238
                                   =========        ========         =======


See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.

(2)  Significant Accounting Policies

     Investments

     The Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the policies. T. Rowe Price International Series, Inc., Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust have one fund available as an investment option and MFS(R) Variable Insurance TrustSM has two funds available as an investment option. Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series (formerly known as the MFS World Governments Series) and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account.
     Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

     Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

     Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

     Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

     Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

     Variable Account Charges

     Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30, 2001, was as follows:

     Money Market Fund.............................................. $3,775,243
     Bond Fund......................................................    620,444
     Balanced Fund..................................................  4,858,825
     Growth and Income Stock Fund...................................  5,654,334
     Capital Appreciation Stock Fund................................  6,616,130
     Mid-Cap Stock Fund.............................................    601,374
     International Stock Portfolio..................................    428,739
     Global Governments Series......................................     40,748
     Emerging Growth Series.........................................  1,863,340
     High Income Fund...............................................    225,505
     Developing Markets Fund........................................     29,032

(5)  Unit Activity from Policy Transactions

     Transactions in units of each subaccount of the Account for the years ended December 31, 2000 and 1999, and the six-month period ended June 30, 2001, were as follows:

                                     Money                                                                       Growth and
                                    Market                      Bond                    Balanced                Income Stock
                                  Subaccount                 Subaccount                Subaccount                Subaccount
                              -------------------        -------------------       -------------------       -------------------
                               Type 1     Type 2         Type 1     Type 2          Type 1     Type 2         Type 1     Type 2
Outstanding at
  December 31, 1998           187,877         --         130,013         --      1,581,036         --      1,207,005         --
Sold                          263,945         --          42,671        107        318,708      8,386        221,525      4,044
Repurchased                  (231,067)        --         (33,099)        --       (305,776)      (116)      (181,747)       (65)
                             --------   --------         -------    -------      ---------    -------      ---------    -------
Outstanding at
  December 31, 1999           220,755         --         139,585        107      1,593,968      8,270      1,246,783      3,979
Sold                          450,205    426,805          29,408     14,555        200,206    209,955        172,603    341,335
Repurchased                  (484,331)  (103,011)        (33,816)      (519)      (275,458)   (15,746)      (179,232)   (22,674)
                             --------   --------         -------    -------      ---------    -------      ---------    -------
Outstanding at
  December 31, 2000           186,629    323,794         135,177     14,143      1,518,716    202,479      1,240,154    322,640
Sold                           84,553    196,079          14,066     24,239         76,862    142,904         68,874    334,186
Repurchased                   (73,236)  (144,030)         (7,390)    (1,859)       (96,531)   (20,991)       (78,912)  (116,456)
                             --------   --------         -------    -------      ---------    -------      ---------    -------
Outstanding at
  June 30, 2001               197,946    375,843         141,853     36,523      1,499,047    324,392      1,230,116    540,370
                             ========   ========         =======    =======      =========    =======      =========    =======

                                    Capital
                                 Appreciation                 Mid-Cap                 International                Global
                                     Stock                     Stock                      Stock                  Governments
                                  Subaccount                Subaccount                 Subaccount                Subaccount
                              -------------------        -------------------       -------------------       -------------------
                               Type 1     Type 2         Type 1*    Type 2          Type 1     Type 2         Type 1     Type 2
Outstanding at
  December 31, 1998         1,296,981         --                         --        411,250         --         59,926         --
Sold                          287,074      1,509                        447        125,998        504         18,188        106
Repurchased                  (250,228)       (28)                        (8)       (90,747)        (7)       (26,138)        --
                            ---------   --------                    -------        -------    -------        -------    -------
Outstanding at
  December 31, 1999         1,333,827      1,481                        439        446,501        497         51,976        106
                              344,611    185,309                     60,291        206,728     57,534          5,954      1,239
Repurchased                  (215,716)   (13,334)                    (4,447)       (79,979)    (6,421)        (8,011)      (145)
                            ---------   --------                    -------        -------    -------        -------    -------
Outstanding at
  December 31, 2000         1,462,722    173,456                     56,283        573,250     51,610         49,919      1,200
Sold                          104,518    229,093                     51,077         43,516     32,239          2,124        185
Repurchased                  (101,430)   (36,181)                   (10,933)       (48,914)   (10,251)        (2,310)       (69)
                            ---------   --------                    -------        -------    -------        -------    -------
Outstanding at
  June 30, 2001             1,465,810    366,368                     96,427        567,852     73,598         49,733      1,316
                            =========   ========                    =======        =======    =======        =======    =======


                                   Emerging                     High                   Developing
                                    Growth                     Income                    Markets
                                  Subaccount                 Subaccount                Subaccount
                              -------------------        -------------------      --------------------
                               Type 1     Type 2         Type 1*    Type 2          Type 1*    Type 2
Outstanding at
  December 31, 1998           433,141         --                         --                        --
Sold                          214,540        466                        107                       118
Repurchased                  (111,422)       (12)                        --                        --
                             --------   --------                    -------                   -------
Outstanding at
  December 31, 1999           536,259        454                        107                       118
Sold                          243,927    131,762                     11,254                    13,165
Repurchased                  (121,459)   (10,851)                      (662)                   (1,946)
                             --------   --------                    -------                   -------
Outstanding at
  December 31, 2000           658,727    121,365                     10,699                    11,337
Sold                           58,633     94,722                     21,730                     5,148
Repurchased                   (63,766)   (29,957)                    (1,209)                   (2,112)
                             --------   --------                    -------                   -------
Outstanding at
  June 30, 2001               653,594    186,130                     31,220                    14,373
                             ========   ========                    =======                   =======

*This fund not available in this product type.

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.


                                                                MONEY MARKET SUBACCOUNT
                                        2001                    2000                    1999                  1998          1997
                                  -----------------       -----------------       -----------------           ----          ----
     Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**
       Beginning of period         $21.00   $10.50         $19.99   $10.00         $19.24   $10.00           $18.47        $17.73
       End of period                21.41    10.71          21.00    10.50          19.99    10.00            19.24         18.47
     Percentage increase
       (decrease) in unit
       value during period           2.0%     2.0%           5.1%     5.0%           3.9%     0.0%***          4.2%          4.1%
     Number of units
       outstanding at
       end of period             197,946  375,843        186,629  323,794        220,755       --           187,877      141,908


                                                                    BOND SUBACCOUNT
                                        2001                    2000                    1999                  1998          1997
                                  -----------------       -----------------       -----------------           ----          ----
     Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

       Beginning of period         $29.76   $10.72         $27.77   $10.00         $27.82   $10.00           $26.43       $24.82
       End of period                30.73    11.07          29.76    10.72          27.77    10.00            27.82        26.43
     Percentage increase
       (decrease) in unit
       value during period           3.3%     3.3%           7.2%     7.2%          (0.2%)    0.0%***          5.3%         6.5%
     Number of units
       outstanding at
       end of period             141,853   36,523        135,177   14,143        139,585      107           130,013      114,927


                                                                  BALANCED SUBACCOUNT
                                        2001                    2000                    1999                  1998          1997
                                  -----------------       -----------------       -----------------           ----          ----
     Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

       Beginning of period         $50.80   $10.39         $49.35   $10.09         $43.49   $10.00           $38.69       $33.40
       End of period                48.73     9.97          50.80    10.39          49.35    10.09            43.49        38.69
     Percentage increase
       (decrease) in unit
       value during period          (4.1%)   (4.0%)          2.9%     3.0%          13.5%     0.9%***         12.4%        15.8%
     Number of units
       outstanding at
       end of period           1,499,047  324,392      1,518,716  202,479      1,593,968    8,270         1,581,036    1,568,974


                                                          GROWTH AND INCOME STOCK SUBACCOUNT
                                        2001                    2000                    1999                  1998          1997
                                  -----------------       -----------------       -----------------           ----          ----
     Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

       Beginning of period         $81.96   $10.07         $82.04   $10.08         $70.17   $10.00           $60.02       $46.07

       End of period                74.27     9.13          81.96    10.07          82.04    10.08            70.17        60.02

     Percentage increase
       (decrease) in unit
       value during period          (9.4%)   (9.3%)         (0.1%)   (0.1%)         16.9%     0.8%***         16.9%        30.3%

     Number of units
       outstanding at
       end of period           1,230,116  540,370      1,240,154  322,640      1,246,783    3,979         1,207,005    1,155,179


                                                         CAPITAL APPRECIATION STOCK SUBACCOUNT
                                        2001                    2000                    1999                  1998          1997
                                  -----------------       -----------------       -----------------           ----          ----
     Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

       Beginning of period         $32.70   $10.73         $31.64   $10.38         $25.49   $10.00           $21.27       $16.31

       End of period                31.84    10.45          32.70    10.73          31.64    10.38            25.49        21.27

     Percentage increase
       (decrease) in unit
       value during period          (2.6%)   (2.6%)          3.4%     3.4%          24.1%     3.8%***         19.9%        30.4%

     Number of units
       outstanding at
       end of period           1,465,810  366,368      1,462,722  173,456      1,333,827    1,481         1,296,981    1,191,865



                                                               MID-CAP STOCK SUBACCOUNT
                                        2001                    2000                    1999                 1998**        1997**
                                  -----------------       -----------------       -----------------          ------        ------
     Net asset value:              Type 1*  Type 2         Type 1*  Type 2         Type 1* Type 2**
       Beginning of period                 $12.76                  $10.39                  $10.00

       End of period                        13.69                   12.76                   10.39

     Percentage increase
       (decrease) in unit
       value during period                   7.3%                    22.8%                    3.9%***

     Number of units
       outstanding at
       end of period                       96,427                  56,283                     439


                                                            INTERNATIONAL STOCK SUBACCOUNT
                                        2001                    2000                    1999                  1998          1997
                                  -----------------       -----------------       -----------------           ----          ----
     Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

       Beginning of period         $15.24    $9.22         $18.71   $11.33         $14.16   $10.00           $12.33       $12.07

       End of period                12.73     7.71          15.24     9.22          18.71    11.33            14.16        12.33

     Percentage increase
       (decrease) in unit
       value during period         (16.4%)  (16.4%)        (18.5%)  (18.6%)         32.1%    13.3%***         14.8%         2.2%

     Number of units
       outstanding at
       end of period             567,852   73,598        573,250   51,610        446,501      497           411,250      361,206


                                                             GLOBAL GOVERNMENTS SUBACCOUNT
                                        2001                    2000                    1999                  1998          1997
                                  -----------------       -----------------       -----------------           ----          ----
     Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

       Beginning of period         $12.36   $10.39         $11.89   $10.00         $12.31   $10.00           $11.51       $11.74

       End of period                12.36    10.38          12.36    10.39          11.89    10.00            12.31        11.51

     Percentage increase
       (decrease) in unit
       value during period*          0.0%    (0.1%)          4.0%     3.9%          (3.4%)    0.0%***          6.9%       (2.0%)

     Number of units
       outstanding at
       end of period              49,733    1,316         49,919    1,200         51,976      106           59,926        62,671


                                                              EMERGING GROWTH SUBACCOUNT
                                        2001                    2000                    1999                  1998          1997
                                  -----------------       -----------------       -----------------           ----          ----
     Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

       Beginning of period         $22.67    $9.92         $28.46   $12.47         $16.24   $10.00           $12.21       $10.11

       End of period                17.34     7.59          22.67     9.92          28.46    12.47            16.24        12.21

     Percentage increase
       (decrease) in unit
       value during period*        (23.5%)  (23.5%)        (20.3%)  (20.4%)         75.2%    24.7%***         33.0%        20.8%

     Number of units
       outstanding at
       end of period             653,594  186,130        658,727  121,365        536,259      454           433,141      331,933


                                                                HIGH INCOME SUBACCOUNT
                                        2001                    2000                    1999                 1998**        1997**
                                  -----------------       -----------------       -----------------          ------        ------
     Net asset value:              Type 1*  Type 2         Type 1*  Type 2         Type 1* Type 2**

       Beginning of period                  $9.56                  $10.03                  $10.00

       End of period                         9.71                    9.56                   10.03

     Percentage increase
       (decrease) in unit
       value during period                   1.6%                  (4.7%)                     0.3%***

     Number of units
       outstanding at
       end of period                       31,220                  10,699                     107


                                                             DEVELOPING MARKETS SUBACCOUNT
                                        2001                    2000                    1999                 1998**        1997**
                                  -----------------       -----------------       -----------------          ------        ------
     Net asset value:              Type 1*  Type 2         Type 1*  Type 2         Type 1* Type 2**

       Beginning of period                  $7.09                  $10.53                  $10.00

       End of period                         6.97                    7.09                   10.53

     Percentage increase
       (decrease) in unit
       value during period                 (1.7%)                 (32.7%)                     5.3%***

     Number of units
       outstanding at
       end of period                       14,373                  11,337                     118


     *This fund not available in this product type.

     **The VULII product inception date was November 8, 1999, with all subaccounts starting with a $10.00 unit price.

     ***Not annualized.